Federated Hermes International Equity Fund
Portfolio of Investments
February 28, 2025 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—49.2%
		Belgium—0.5%
26,400		D’Ieteren Group	$ 4,382,934
		Canada—4.3%
84,127		Canadian Tire Corp. Ltd.	8,299,600
1,054,000		Lundin Mining Corp.	8,443,656
214,557		Magna International, Inc.	7,814,072
188,615		Methanex Corp.	8,299,451
281,900		Open Text, Inc.	7,279,616
		TOTAL	40,136,395
		Chile—0.4%
226,130,700	[1]	Latam Airlines Group SA	3,627,853
		China—1.1%
675,400		Vipshop Holdings Ltd. ADR	10,617,288
		Colombia—0.3%
32,500		Tecnoglass, Inc.	2,393,950
		France—6.3%
61,400		Ipsos SA	3,075,258
267,600		Michelin (CDGE)	9,547,369
84,626		Publicis Groupe SA	8,447,404
88,000		Sanofi	9,582,336
93,700		Teleperformance SA	9,094,139
153,200		TotalEnergies SE	9,231,907
86,357		Vinci SA	10,008,482
		TOTAL	58,986,895
		Germany—4.7%
233,100		Daimler Truck Holding AG	10,181,770
298,249		Deutsche Telekom AG	10,770,616
220,100		flatexDEGIRO AG	4,333,597
35,700		Hannover Rueckversicherung SE	9,490,558
17,400		Muenchener Rueckversicherungs-Gesellschaft AG	9,869,454
		TOTAL	44,645,995
		Ireland—2.6%
1,836,954		Greencore Group PLC	4,510,129
75,900	[1]	Jazz Pharmaceuticals PLC	10,893,927
174,888		Smurfit WestRock PLC	9,106,418
		TOTAL	24,510,474
		Italy—1.1%
649,300		Eni S.p.A.	9,416,959
2,474,314	[1]	Trevi Finanziaria S.p.A.	674,115
		TOTAL	10,091,074
		Japan—6.7%
544,300		Daicel Corp.	4,715,008
191,100		Itochu Corp.	8,485,142
296,900		KDDI Corp.	9,692,623
129,300		Macnica Fuji Electronics Holdings, Inc.	1,563,105
612,400		Marubeni Corp.	9,644,247
439,300		ORIX Corp.	9,090,424

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
419,000		Sony Group Corp.	$ 10,523,371
340,000		Takeda Pharmaceutical Co. Ltd.	9,827,584
		TOTAL	63,541,504
		Netherlands—1.0%
276,500		Koninklijke Ahold NV	9,756,160
		Norway—3.2%
452,644		DNB Bank ASA	10,411,428
254,849		SpareBaken Vest	3,222,248
578,953		SpareBank 1 SR-Bank ASA	8,194,311
298,400		Yara International ASA	8,500,784
		TOTAL	30,328,771
		Puerto Rico—1.0%
95,800		Popular, Inc.	9,621,194
		Russia—0.0%
8,422,100	[1,2]	Alrosa PJSC	0
		Singapore—1.1%
354,799		United Overseas Bank Ltd.	10,087,615
		South Korea—4.9%
50,300		F&F Co. Ltd.	2,443,135
136,200		Kia Corp.	8,698,842
139,900		LG Electronics, Inc.	7,599,470
244,787		Samsung Electronics Co. Ltd.	9,145,291
278,940		Shinhan Financial Group Co. Ltd.	8,769,782
68,300		SK Hynix, Inc.	9,227,898
		TOTAL	45,884,418
		Sweden—2.0%
300,800		Duni AB	2,934,838
157,026		Loomis AB	6,063,007
460,000		SKF Ab, Class B	10,001,103
		TOTAL	18,998,948
		Switzerland—2.1%
8,247		Barry Callebaut AG	9,978,017
87,566		Novartis AG	9,541,237
		TOTAL	19,519,254
		Taiwan—0.9%
2,265,000		Chailease Holding Co. Ltd.	8,661,522
		Thailand—0.3%
1,018,200		Tisco Financial Group PCL	2,928,011
		United Kingdom—4.7%
540,999		Inchcape PLC	4,667,297
2,364,200		International Consolidated Airlines Group SA	10,550,429
20,766		Linde PLC	9,698,760
439,069		Mondi PLC	6,747,230
72,126		Next PLC	9,123,548
183,500		Nomad Foods Ltd.	3,468,150
		TOTAL	44,255,414
		TOTAL COMMON STOCKS (IDENTIFIED COST $383,910,099)	462,975,669

Shares			Value in U.S. Dollars
		WARRANTS—0.0%
		Italy—0.0%
17,191	[1]	Trevi Finanziaria S.p.A., Warrants (IDENTIFIED COST $1,427,898)	$ 13,375
		INVESTMENT COMPANY—50.6%
18,881,796		Federated Hermes Government Obligations Fund, Premier Shares, 4.26%[3]	18,881,796
30,753,157		Federated Hermes International Growth Fund, Institutional Shares	457,606,975
		TOTAL INVESTMENT COMPANY (IDENTIFIED COST $364,046,862)	476,488,771
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $749,384,859)	939,477,815
		OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	1,911,388
		NET ASSETS—100%	$941,389,203
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2025, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares	Federated Hermes International Growth Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 5/31/2024	$11,338,398	$655,704,236	$667,042,634
Purchases at Cost	$297,137,610	$9,132,966	$306,270,576
Proceeds from Sales	$(289,594,212)	$(213,000,000)	$(502,594,212)
Change in Unrealized Appreciation/Depreciation	$—	$(44,117,753)	$(44,117,753)
Net Realized Gain/(Loss)	$—	$49,887,526	$49,887,526
Value as of 2/28/2025	$18,881,796	$457,606,975	$476,488,771
Shares Held as of 2/28/2025	18,881,796	30,753,157	49,634,953
Dividend Income	$586,001	$7,879,670	$8,465,671

*	At February 28, 2025, the Fund owns a majority of the outstanding shares of beneficial interest of Federated Hermes International Growth Fund.

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at February 28, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$99,563,935	$363,411,734	$0	$462,975,669
Warrants
International	13,375	—	—	13,375
Investment Companies	476,488,771	—	—	476,488,771
TOTAL SECURITIES	$576,066,081	$363,411,734	$0	$939,477,815

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt